UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN CALIFORNIA
HIGH YIELD MUNICIPAL
FUND
A Series of Franklin Municipal Securities Trust
November 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended November 30, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic, benefiting equities. Growth accelerated in 2021’s
first half as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continued to boost consumer spending. Inflation increased
during the reporting period due to increased demand for
goods amid supply-chain bottlenecks. During the period’s
second half, investors became concerned that new, swiftly
spreading COVID-19 variants could hinder the economic
recovery, and growth slowed in 2021’s third quarter.
During the reporting period, the U.S. Federal Reserve,
in its efforts to support U.S. economic activity, held the
federal funds rate unchanged at 0.25%, and it continued
broad quantitative easing measures to bolster credit
markets. The Federal Reserve also raised its economic
growth and inflation projections and announced plans to
begin decreasing its asset purchases in November, while
delaying any interest rate increases until reaching its goal of maximum U.S. employment.
During the six-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a +0.56%
cumulative total return as investors were attracted to tax-
free income in a stable interest-rate environment.
1
Factors
contributing to this investment environment for municipals
included fluctuating demand, the reopening of businesses
and increased consumer spending that benefited municipal
security issuers, and actions by the Federal Reserve to help maintain a low interest-rate environment.
Franklin California High Yield Municipal Fund’s semiannual
report includes more detail about municipal bond market
conditions and a discussion from the portfolio managers.
In addition, on our website, franklintempleton.com , you
can find updated commentary by our municipal bond team.
Municipal bonds provide tax-free income and diversification
from equities. Despite periods of volatility, municipal
bonds historically have had a solid long-term record of
performance, driven mostly by their compounding tax-free
income component. As you know, all securities markets
fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin California High Yield Municipal Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of November
30, 2021, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin California High Yield Municipal Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Statements of Investments 9
Financial Statements 35
Notes to Financial Statements 39
Shareholder Information 47
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin California High Yield Municipal Fund
This semiannual report for Franklin California High Yield
Municipal Fund covers the period ended November 30,
2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with a high level
of income exempt from federal and California personal
income taxes by normally investing at least 80% of its
net assets in municipal securities in any rating category,
including securities rated below investment grade, that pay
interest free from such taxes.

Its secondary goal is capital
appreciation to the extent possible and consistent with its
principal investment goal.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.49 on May 31, 2021, to $11.46
on November 30, 2021.

The Fund’s Class A shares paid
dividends totaling 16.2420 cents per share for the reporting period. The Performance Summary beginning on page 6
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.68%, based on
an annualization of November’s 2.6648 cents per share
monthly dividend and the maximum offering price of $11.91
on November 30, 2021. An investor in the 2021 maximum
combined effective federal and California personal income
tax bracket of 53.10% (including 3.80% Medicare tax)
would need to earn a distribution rate of 5.71% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
During the six months ended November 30, 2021, the U.S.
and the rest of the world continued to manage through the
COVID-19 pandemic that has caused significant economic
and personal hardship. Daily new COVID-19 case rates rose
dramatically throughout the summer as the Delta variant
caused a large number of breakthrough cases (infections
of vaccinated individuals). The U.S. Food and Drug
Administration approved booster shots for most individuals to further increase immunity. However, at the end of November
2021, there emerged a new variant to the disease labeled
“Omicron,” which initially appeared in Africa, but quickly
spread to Europe. U.S. health officials believed that it was only a matter of time until this new strain reached the U.S.
Although there is little information available about the
mutation, there are concerns that it could be more resistant to current vaccines. U.S. officials, including President Biden, have stated that there are no intentions of returning the U.S.
to economic shutdowns, but people’s fears may influence
behavior that could stall economic growth.
Third-quarter 2021 U.S. gross domestic product growth
disappointed many economists. Employment improved,
driving the unemployment rate to 4.2% in November 2021,
down from a peak of 14.8% seen in April 2020. Global
supply-chain bottlenecks and rising input prices continued to plague the manufacturing sector, limiting output growth that has been met with high levels of demand for goods. Inflation still remains a major concern for markets as consumer short-
term inflation expectations continue to rise.
At its November meeting, the U.S. Federal Reserve (Fed)
announced that beginning in November 2021, it will start
to taper its purchases of both U.S. Treasuries (USTs) and
agency mortgage-backed securities (MBS) by $10 billion and
$5 billion per month, respectively. At this pace, purchases
would end by summer 2022. The removal of this price-
insensitive UST and MBS buyer may lead, in our opinion, to
increased volatility in markets, which could put pressure on municipal bond (muni) valuations as they tend to lag UST
yield curve changes. The Fed acknowledged that inflation
1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

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Semiannual Report
pressures have been stronger than previously projected, and
that the risks to the outlook are skewed more in the direction of higher inflation.
Strong demand pushed ratios of 30-year muni bonds versus
UST yields in June 2021 to all-time lows. Although these—
and ratios for other maturities—have since increased, they
remain at historically rich levels. At times of increased UST volatility throughout the six months under review, muni
bond valuations suffered declines, partially due to lower
demand, only to rally once stability returned to the market.
Muni issuer fundamentals remained strong as they have
benefited from direct fiscal support from the U.S. government and the reopening of businesses, leading to increased
consumer spending. In November 2021, the U.S. Congress
and President Biden passed a $1.1 trillion infrastructure
bill, which included $550 billion in new spending with the
remainder set to fund the reauthorization of the Highway
Trust Fund. The new spending is spread out over a number
of transportation subsectors. Funds will be available in
increments over the next five years and could result in
additional muni issuance. This will take time as projects are selected and plans are created and executed. With funding
coming in over several years, the impact on the muni market
is also expected to play out over several years.
For the six-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s 500
®
Index, which posted a +9.38%
total return for the period.
3
Investment-grade muni bonds,
as measured by the Bloomberg Municipal Bond Index,
posted a +0.56% total return, while USTs, as measured by
the Bloomberg U.S. Treasury Index, posted a +1.43% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Bond Index, posted a
+1.94% total return.

State Update
During the six-month period, California’s large, diverse
economy, with its recent trend of strong revenue
performance, and the use of surplus funds to build reserves, has enabled the state to deal with economic and fiscal
challenges due to COVID-19. California’s unemployment
rate began the period at 7.9% and ended at 6.9%, compared
with the 4.2% national rate. The state’s enacted fiscal year
(FY) 2021 budget provided increased spending, including
tax rebates for low-income families, while maintaining
strong reserves as a result of the significant FY 2020
budget surplus, which was in contrast to the estimated
budget shortfall estimated a year ago. California’s net tax-
supported debt was $2,144 per capita and 3.0% of personal
income, compared with the $1,039 and 1.9% national
medians, respectively.

Independent credit rating agency
Moody’s Investors Service assigned California’s general
obligations bonds’ an Aa2 rating with a stable outlook.
5
The rating reflected Moody’s view of the state’s large and
diverse economy, strong revenue collection throughout the
pandemic, and use of surpluses to build reserves. Moody’s
noted challenges, including high revenue volatility given
the state’s disproportionate dependence on income taxes,
constrained flexibility to adjust spending and revenue, and
relatively high debt and recurring costs.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Consistent with our strategy, we sought to remain invested
in bonds that have an average weighted maturity of 15 to
30 years with good call features. Based on the combination
of our value-oriented philosophy of investing primarily for
Portfolio Composition
11/30/21
% of Total
Investments
*
Special Tax 23.91%
Transportation 15.77%
Housing 11.71%
Education 9.75%
Local 8.92%
Industrial Dev. Revenue and Pollution Control 7.97%
Health Care 7.93%
Refunded 7.12%
Utilities 3.17%
Other Revenue Bonds 2.39%
Lease 0.69%
State General Obligation 0.67%
*Does not include cash and cash equivalents.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report
income and a positively sloping municipal yield curve, in
which interest rates for longer-term bonds are higher than
those for shorter-term bonds, we favored the use of longer-
term bonds. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin
California High Yield Municipal Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of November 30, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as November 30, 2021
Franklin California High Yield Municipal Fund

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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 11/30/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +1.16% -2.64%
1-Year +4.46% +0.54%
5-Year +29.40% +4.49%
10-Year +75.20% +5.36%
Advisor
6-Month +1.20% +1.20%
1-Year +4.72% +4.72%
5-Year +30.29% +5.43%
10-Year +77.37% +5.90%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield

A 2.68% 5.71% 1.54% 3.28%
Advisor 3.05% 6.50% 1.85% 3.94%
See page 7 for Performance Summary footnotes.

Franklin California High Yield Municipal Fund
Performance Summary

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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Investments in lower-rated bonds include higher risk of default and loss of principal.
Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may in-
vest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation.
A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor Class) per share on 11/30/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and California state personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(6/1/21–11/30/21)
Share Class
Net Investment
Income
A $0.162420
A1 $0.171206
C $0.138671
R6 $0.179165
Advisor $0.177072
Total Annual Operating Expenses
8
Share Class
A 0.79%
Advisor 0.54%

Your Fund’s Expenses
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 6/1/21
Ending
Account
Value 11/30/21
Expenses
Paid During
Period
6/1/21–11/30/21
1,2
Ending
Account
Value 11/30/21
Expenses
Paid During
Period
6/1/21–11/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,011.60 $4.00 $1,021.09 $4.02 0.79%
A1 $1,000 $1,012.40 $3.26 $1,021.83 $3.27 0.65%
C $1,000 $1,009.40 $6.01 $1,019.09 $6.04 1.19%
R6 $1,000 $1,013.00 $2.57 $1,022.51 $2.58 0.51%
Advisor $1,000 $1,012.00 $2.75 $1,022.34 $2.76 0.54%

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2021
(unaudited)
Year Ended May 31,
Year Ended
May 31, 2019
a
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.49 $10.81 $11.10 $10.70
Income from investment operations
b
:
Net investment income
c
...................................... 0.17 0.35 0.34 0.27
Net realized and unrealized gains (losses) ........................ (0.04) 0.67 (0.29) 0.41
Total from investment operations ................................. 0.13 1.02 0.05 0.68
Less distributions from:
Net investment income ....................................... (0.16) (0.34) (0.34) (0.28)
Net asset value, end of period ................................... $11.46 $11.49 $10.81 $11.10
Total return
d
................................................ 1.16% 9.57% 0.43% 6.56%
Ratios to average net assets
e
Expenses
f
.................................................. 0.79% 0.79% 0.80% 0.83%
Net investment income ........................................ 2.89% 3.10% 3.10% 3.55%
Supplemental data
Net assets, end of period (000’s) ................................. $728,741 $618,967 $425,757 $244,196
Portfolio turnover rate ......................................... 6.25% 9.20% 23.29% 13.91%
a
For the period September 10, 2018 (effective date) to May 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2021
(unaudited)
Year Ended May 31,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.47 $10.79 $11.08 $10.70 $10.89 $11.10
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.37 0.36 0.40 0.39 0.40
Net realized and unrealized gains (losses) (0.04) 0.67 (0.29) 0.39 (0.19) (0.22)
Total from investment operations ........ 0.14 1.04 0.07 0.79 0.20 0.18
Less distributions from:
Net investment income .............. (0.17) (0.36) (0.36) (0.41) (0.39) (0.39)
Net asset value, end of period .......... $11.44 $11.47 $10.79 $11.08 $10.70 $10.89
Total return
c
....................... 1.24% 9.76% 0.58% 7.56% 1.92% 1.71%
Ratios to average net assets
d
Expenses ......................... 0.65%
e
0.64%
e
0.65%
e
0.68%
e
0.66% 0.63%
Net investment income ............... 3.05% 3.27% 3.25% 3.70% 3.63% 3.66%
Supplemental data
Net assets, end of period (000’s) ........ $1,237,522 $1,254,701 $1,282,022 $1,386,291 $1,378,169 $1,377,514
Portfolio turnover rate ................ 6.25% 9.20% 23.29% 13.91% 11.08% 19.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2021
(unaudited)
Year Ended May 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.56 $10.87 $11.17 $10.78 $10.97 $11.17
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.30 0.30 0.34 0.33 0.34
Net realized and unrealized gains (losses) (0.03) 0.69 (0.30) 0.40 (0.19) (0.21)
Total from investment operations ........ 0.11 0.99 — 0.74 0.14 0.13
Less distributions from:
Net investment income .............. (0.14) (0.30) (0.30) (0.35) (0.33) (0.33)
Net asset value, end of period .......... $11.53 $11.56 $10.87 $11.17 $10.78 $10.97
Total return
c
....................... 0.94% 9.18% (0.04)% 7.01% 1.34% 1.22%
Ratios to average net assets
d
Expenses ......................... 1.19%
e
1.19%
e
1.20%
e
1.23%
e
1.21% 1.18%
Net investment income ............... 2.48% 2.69% 2.70% 3.15% 3.08% 3.11%
Supplemental data
Net assets, end of period (000’s) ........ $195,959 $223,652 $253,579 $272,186 $327,022 $358,308
Portfolio turnover rate ................ 6.25% 9.20% 23.29% 13.91% 11.08% 19.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2021
(unaudited)
Year Ended May 31,
Year Ended
May 31, 2018
a
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.51 $10.82 $11.12 $10.74 $10.88
Income from investment operations
b
:
Net investment income
c
......................... 0.18 0.38 0.38 0.41 0.35
Net realized and unrealized gains (losses) ........... (0.03) 0.68 (0.30) 0.39 (0.15)
Total from investment operations .................... 0.15 1.06 0.08 0.80 0.20
Less distributions from:
Net investment income .......................... (0.18) (0.37) (0.38) (0.42) (0.34)
Net asset value, end of period ...................... $11.48 $11.51 $10.82 $11.12 $10.74
Total return
d
................................... 1.30% 9.97% 0.63% 7.66% 1.84%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 0.52% 0.52% 0.52% 0.57% 0.55%
Expenses net of waiver and payments by affiliates ....... 0.51%
f
0.51%
f
0.51%
f
0.55%
f
0.53%
Net investment income ........................... 3.17% 3.37% 3.39% 3.83% 3.76%
Supplemental data
Net assets, end of period (000’s) .................... $61,364 $45,216 $26,741 $21,214 $13,004
Portfolio turnover rate ............................ 6.25% 9.20% 23.29% 13.91% 11.08%
a
For the period August 1, 2017 (effective date) to May 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2021
(unaudited)
Year Ended May 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.50 $10.82 $11.11 $10.73 $10.91 $11.12
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.38 0.37 0.41 0.40 0.41
Net realized and unrealized gains (losses) (0.04) 0.67 (0.29) 0.39 (0.18) (0.22)
Total from investment operations ........ 0.14 1.05 0.08 0.80 0.22 0.19
Less distributions from:
Net investment income .............. (0.18) (0.37) (0.37) (0.42) (0.40) (0.40)
Net asset value, end of period .......... $11.46 $11.50 $10.82 $11.11 $10.73 $10.91
Total return
c
....................... 1.20% 9.84% 0.68% 7.64% 2.10% 1.80%
Ratios to average net assets
d
Expenses ......................... 0.54%
e
0.54%
e
0.55%
e
0.58%
e
0.56% 0.53%
Net investment income ............... 3.14% 3.35% 3.35% 3.80% 3.73% 3.76%
Supplemental data
Net assets, end of period (000’s) ........ $1,210,542 $1,113,278 $903,694 $889,990 $748,355 $720,890
Portfolio turnover rate ................ 6.25% 9.20% 23.29% 13.91% 11.08% 19.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Statement of Investments (unaudited), November 30, 2021
Franklin California High Yield Municipal Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Commercial Services & Supplies 0.2%
a
CalPlant I LLC ,
b
21A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... $ 1,370,000 $ 1,370,000
21B, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 5,220,000 5,220,000
6,590,000
Total Corporate Bonds (Cost $6,590,000) .......................................
6,590,000
Municipal Bonds 93.9%
California 87.1%
Alameda Community Facilities District , City of Alameda Community Facilities District
No. 13-1 , Special Tax , 2016 , 5% , 9/01/46 ................................ 1,400,000 1,545,513
Artesia Redevelopment Agency Successor Agency ,
Tax Allocation, 2007, 5.5%, 6/01/42 .................................... 6,355,000 6,372,489
Tax Allocation, 2007, 5.7%, 6/01/42 .................................... 2,630,000 2,637,657
Tax Allocation, 2009, 7.7%, 6/01/46 .................................... 3,035,000 3,049,144
Baldwin Park Unified School District , GO , 2013 , Pre-Refunded , BAM Insured , Zero
Cpn ., 8/01/42 ..................................................... 10,000,000 2,755,017
Bay Area Toll Authority , Revenue , 2013 S-4 , Pre-Refunded , 5.25% , 4/01/53 ........
15,000,000 16,010,198
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/48 .......... 225,000 261,308
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 6,785,000 7,858,116
a
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 27,050,000 29,615,590
Arbors Apartments, Revenue, 144A, 2020 A, 5%, 8/01/50 .................... 7,500,000 8,411,605
Brio Apartments & Next on Lex Apartments, Revenue, 144A, 2021 A-2, 4%, 8/01/47 12,500,000 12,801,859
K Street Flats, Revenue, 144A, 2021 A-2, 4%, 8/01/50 ...................... 11,290,000 11,406,919
Serenity at Larkspur Apartments, Revenue, 144A, 2020 A, 5%, 2/01/50 ......... 14,525,000 16,147,076
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 23,000,000 25,512,571
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 1.75%, 6/01/30 ........................... 150,000 150,803
Revenue, 2020 B-2, Refunding, Zero Cpn ., 6/01/55 ........................ 83,010,000 16,638,591
Gold Country Settlement Funding Corp., Revenue, 2020 B-2, Refunding, Zero Cpn .,
6/01/55 ........................................................ 13,420,000 3,592,981
Merced County Tobacco Funding Corp., Revenue, 2020 B, Refunding, 5%, 6/01/50 3,000,000 3,563,709
Sonoma County Securitization Corp., Revenue, 2020 B-2, Refunding, Zero Cpn .,
6/01/55 ........................................................ 10,000,000 2,509,461
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/37 ....... 1,265,000 1,549,337
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/38 ....... 1,125,000 1,375,844
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/44 ....... 1,610,000 1,945,500
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/48 ....... 9,000,000 10,831,090
Chapman University, Revenue, 2015, 5%, 4/01/40 ......................... 5,000,000 5,659,294
Leland Stanford Junior University (The), Revenue, V-1, 5%, 5/01/49 ............ 10,000,000 15,860,934
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/42 ............. 8,500,000 10,003,544
University of the Pacific, Revenue, 2015, Refunding, 5%, 11/01/36 ............. 3,000,000 3,476,703
a
California Enterprise Development Authority ,
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/36 250,000 288,379
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 630,000 704,365
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 845,000 936,483
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group, Revenue, 2016 A, Refunding, 4%,
3/01/39 ........................................................ 8,190,000 9,063,531
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/45 .............................................. 4,500,000 5,119,777

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 4%,
8/15/49 ........................................................ $ 3,375,000 $ 3,776,260
El Camino Hospital, Revenue, 2017, 4%, 2/01/42 .......................... 6,500,000 7,283,398
El Camino Hospital, Revenue, 2017, 5%, 2/01/42 .......................... 5,000,000 6,026,082
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2014 A, 5%, 8/15/43 .............................................. 7,160,000 7,982,080
Sutter Health Obligated Group, Revenue, 2016 B, Pre-Refunded, 5%, 11/15/46 ... 10,985,000 13,372,718
Sutter Health Obligated Group, Revenue, 2016 B, 5%, 11/15/46 ............... 15,940,000 18,909,504
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 54,341 62,684
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,952,388 5,656,927
a
Redwood Gardens Renewal LP, Revenue, 144A, 2021 N-S, 4%, 3/01/37 ........ 3,165,000 3,179,444
a,c
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-S, Mandatory Put, 4.5%,
9/01/36 ........................................................ 4,000,000 4,190,088
a
California Infrastructure & Economic Development Bank ,
Goodwill Industries of Sacramento Valley and Northern Nevada, Inc., Revenue,
144A, 2016 A, 5%, 1/01/47 ......................................... 10,360,000 9,925,154
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,600,000 1,805,185
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 2,300,000 2,582,744
California Municipal Finance Authority ,
a
Revenue, 144A, 2021 B, Refunding, 4%, 10/01/37 ......................... 8,150,000 7,724,368
Special Tax, 2020 B, 4%, 9/01/43 ...................................... 1,140,000 1,279,249
Special Tax, 2020 B, 4%, 9/01/50 ...................................... 1,600,000 1,784,924
Special Tax, 2021 A, 4%, 9/01/36 ...................................... 535,000 607,011
Special Tax, 2021 A, 4%, 9/01/41 ...................................... 1,560,000 1,759,912
Special Tax, 2021 A, 4%, 9/01/46 ...................................... 1,925,000 2,153,767
Special Tax, 2021 A, 4%, 9/01/51 ...................................... 2,255,000 2,516,008
1717 University Associates LLC, Revenue, 2020 A-S, 5%, 9/01/57 ............. 1,175,000 1,175,749
ACI Royal York, Inc., Revenue, 2020 A, 4%, 2/15/55 ........................ 2,375,000 2,448,673
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group,
Revenue, 2016 A, Refunding, 5%, 6/01/36 ............................. 3,000,000 3,422,382
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/36 ............... 1,100,000 1,308,584
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/39 ............... 1,000,000 1,183,400
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/35 ..................... 600,000 677,198
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/50 ..................... 3,250,000 3,632,609
a
California Baptist University, Revenue, 144A, 2015 A, 5.375%, 11/01/40 ......... 5,000,000 5,725,538
a
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 10,000,000 11,424,669
a
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/36 ............ 2,500,000 2,916,851
a
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 9,175,294
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5%, 8/15/30 ..... 1,000,000 1,088,427
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/39 ... 1,200,000 1,301,616
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/49 ... 3,500,000 3,777,853
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 5,000,000 6,012,240
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/46 ................ 4,965,000 5,804,009
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/51 ................ 8,050,000 8,524,149
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/54 ................ 7,085,000 7,471,452
CHF-Riverside I LLC, Revenue, 2018, 5%, 5/15/43 ......................... 1,500,000 1,821,102
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/49 ........................ 9,575,000 11,505,674
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/39 . 1,120,000 1,306,780
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 4,250,000 4,872,984
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/54 . 1,875,000 2,142,060
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 3%,
12/01/23 ....................................................... 100,000 102,593
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 4%,
12/01/26 ....................................................... 200,000 218,961

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/27 ....................................................... $ 100,000 $ 116,108
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/29 ....................................................... 50,000 59,657
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/31 ....................................................... 130,000 156,547
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/36 ....................................................... 350,000 420,040
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/46 ....................................................... 1,000,000 1,178,562
a
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/54 ....................................................... 1,000,000 1,173,648
Community Hospitals of Central California Obligated Group, Revenue, 2015 A,
Refunding, 5%, 2/01/40 ............................................ 5,000,000 5,658,228
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 4%, 2/01/42 ............................................ 10,000,000 11,194,677
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 2,670,000 3,118,470
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/49 ....................................................... 480,000 555,163
a
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4%, 11/01/36 ....... 1,395,000 1,440,210
a
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4.5%, 11/01/46 ...... 1,600,000 1,662,088
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/32 ............. 3,020,000 3,508,591
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/39 ............. 6,525,000 7,509,769
Developmental Services Support Foundation for Kern Inyo and Mono Counties,
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................. 3,895,000 4,730,221
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/37 ......... 2,625,000 3,152,014
HumanGood California Obligated Group, Revenue, 2019 A, Refunding, 5%, 10/01/44 12,885,000 15,259,064
HumanGood California Obligated Group, Revenue, 2021, 3%, 10/01/46 ......... 5,000,000 5,156,371
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/37 ... 9,965,000 11,358,999
a
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/36 ..... 2,275,000 2,533,394
a
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/46 ..... 2,775,000 3,052,187
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 20,665,000 24,669,596
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 4%, 12/31/47 6,085,000 6,779,283
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 15,500,000 18,466,633
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/39 ....... 1,145,000 1,394,494
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/49 ....... 2,775,000 3,324,661
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/35 ...... 1,100,000 1,206,026
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/44 ...... 1,050,000 1,143,849
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/47 .. 3,000,000 3,475,191
a
P3 Claremont Holdings LLC, Revenue, 144A, 2020 A, 5%, 7/01/30 ............. 520,000 610,435
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/31 .. 1,000,000 1,141,972
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/36 .. 2,750,000 3,119,662
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/41 .. 1,750,000 1,972,132
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 3.875%, 7/01/28 1,210,000 1,311,569
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/38 .. 1,100,000 1,292,871
a
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/49 .. 3,600,000 4,180,826
ROP WMCC LLC, Revenue, 2013 A, Pre-Refunded, 5.625%, 11/15/33 .......... 1,000,000 1,102,190
ROP WMCC LLC, Revenue, 2013 A, Pre-Refunded, 6%, 11/15/48 ............. 4,000,000 4,435,425
a
Santa Rosa Academy, Revenue, 144A, 2015, 5.125%, 7/01/35 ................ 450,000 495,237
a
Santa Rosa Academy, Revenue, 144A, 2015, 5.375%, 7/01/45 ................ 1,400,000 1,534,489
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.5%, 12/01/33 ..................................... 3,115,000 3,358,890
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 7,000,000 7,540,537
a
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/41 ............... 925,000 1,030,944

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
a
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/51 ............... $ 1,385,000 $ 1,522,123
a
STREAM Charter School, Revenue, 144A, 2020 B, 6.4%, 6/15/32 ............. 865,000 915,643
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/43 ............. 5,000,000 5,961,888
a
California Pollution Control Financing Authority ,
d
CalPlant I LLC, Revenue, 144A, 2017, 7%, 7/01/22 ........................ 3,500,000 2,100,000
d
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 13,000,000 7,800,000
d
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 11,500,000 6,900,000
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 4,500,000 3,825,000
Poseidon Resources Channelside LP, Revenue, 144A, 2012, 5%, 11/21/45 ...... 19,965,000 20,706,409
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 6.75%, 12/01/28 .......... 925,000 841,826
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 5,425,000 4,515,784
California Public Finance Authority ,
a
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 4,172,317
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/37 ....................................................... 1,100,000 1,292,982
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/47 ....................................................... 5,000,000 5,828,572
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/27 ............................................ 1,475,000 1,329,806
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/32 ............................................ 4,030,000 3,623,262
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/37 ............................................ 5,370,000 4,821,978
a
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/47 ............................................ 16,110,000 14,445,262
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/36 ....................................................... 1,000,000 1,177,398
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/51 ....................................................... 1,000,000 1,147,889
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/56 ....................................................... 1,000,000 1,144,833
a
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 B-1, Refunding, 3.125%,
5/15/29 ........................................................ 2,510,000 2,544,974
California School Finance Authority ,
a
Revenue, 144A, 2016, Pre-Refunded, 5%, 8/01/41 ......................... 190,000 221,167
a
Revenue, 144A, 2016, 5%, 8/01/41 .................................... 2,010,000 2,266,159
Alliance for College Ready Public Schools Obligated Group, Revenue, 2016 C, 5%,
7/01/46 ........................................................ 10,000,000 11,236,911
a,e
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 ....... 1,335,000 1,408,428
a,e
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 ....... 3,675,000 3,840,532
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/35 ........................................................ 1,000,000 1,134,011
a
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/45 ........................................................ 1,100,000 1,233,853
a
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/37 ....................................................... 1,485,000 1,743,043
a
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/44 ....................................................... 5,610,000 6,509,866
a
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/40 ..... 500,000 597,535
a
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/50 ..... 3,570,000 4,210,564
a
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/48 ............... 1,000,000 1,113,527
a
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/56 ............... 1,710,000 1,896,765
a
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/40 ........... 225,000 259,058
a
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/50 ........... 1,275,000 1,452,137
a
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/58 ........... 1,000,000 1,133,345

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California School Finance Authority, (continued)
a
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/43 ........................................................ $ 4,000,000 $ 4,557,196
a
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/49 ........................................................ 3,800,000 4,307,805
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/35 . 2,525,000 2,821,964
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/45 . 3,500,000 3,874,460
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/38 . 1,000,000 1,191,986
a
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/48 . 1,750,000 2,052,965
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 4%, 6/01/31 ..................... 250,000 272,634
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/41 ..................... 435,000 493,336
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/51 ..................... 600,000 673,184
a
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/61 ..................... 1,320,000 1,466,115
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/35 1,200,000 1,352,810
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/45 1,675,000 1,869,985
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2017 A, 5%, 7/01/47 1,500,000 1,739,783
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/39 1,000,000 1,223,896
a
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/54 3,300,000 3,966,617
a
Larchmont Schools, Revenue, 144A, 2018 A, 5%, 6/01/55 ................... 2,050,000 2,282,730
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 3%, 7/01/30 ..... 365,000 384,628
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/45 ..... 825,000 948,337
a
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/55 ..... 1,235,000 1,407,577
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/31 ............ 1,000,000 1,120,290
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/36 ............ 4,500,000 5,021,949
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/41 ............ 1,000,000 1,103,146
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/51 ............ 4,300,000 4,669,378
NCCD-Santa Rosa Properties LLC, Revenue, 2021 A, 4%, 11/01/55 ............ 1,400,000 1,511,526
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/30 ........ 1,750,000 2,009,861
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/37 ........ 2,000,000 2,254,448
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/47 ........ 1,975,000 2,191,530
a
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/52 ........ 1,340,000 1,483,617
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5%, 6/01/34 .... 750,000 838,770
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.125%, 6/01/47 . 845,000 932,362
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.25%, 6/01/52 .. 980,000 1,084,288
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/30 .... 315,000 364,141
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/37 .... 360,000 408,928
a
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/47 .... 1,720,000 1,923,641
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/31 ........................................................ 260,000 287,583
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/41 ........................................................ 600,000 649,730
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/51 ........................................................ 800,000 854,555
a
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/61 ........................................................ 1,300,000 1,374,436
a
Summit Public Schools Obligated Group, Revenue, 144A, 2017, 5%, 6/01/47 ..... 1,500,000 1,714,552
California State University , Revenue , 2015 A , Refunding , 5% , 11/01/47 ...........
14,980,000 17,390,958
California Statewide Communities Development Authority ,
Revenue, 2015, Refunding, 5%, 9/02/40 ................................. 2,230,000 2,478,424
Special Assessment, 2016 A, 5%, 9/02/36 ............................... 1,035,000 1,188,045
Special Assessment, 2016 A, 5%, 9/02/45 ............................... 2,250,000 2,555,568
Special Assessment, 2017 A, 4%, 9/02/27 ............................... 1,545,000 1,669,858
Special Assessment, 2017 A, 5%, 9/02/37 ............................... 1,975,000 2,308,987
Special Assessment, 2017 A, 5%, 9/02/46 ............................... 2,460,000 2,844,931
Special Assessment, 2017 B, 5%, 9/02/37 ............................... 3,260,000 3,832,668
Special Assessment, 2017 B, 5%, 9/02/47 ............................... 2,520,000 2,928,405
Special Assessment, 2017 C, 5%, 9/02/37 ............................... 4,605,000 5,356,456

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Special Assessment, 2018 A, 5%, 9/02/38 ............................... $ 4,910,000 $ 5,901,936
Special Assessment, 2018 A, 5%, 9/02/47 ............................... 3,745,000 4,437,606
Special Assessment, 2018 B, 5%, 9/02/43 ............................... 4,690,000 5,591,608
Special Assessment, 2018 B, 5%, 9/02/48 ............................... 4,605,000 5,453,016
Special Assessment, 2018 C, 5%, 9/02/38 ............................... 6,000,000 7,128,218
Special Assessment, 2018 C, 5%, 9/02/48 ............................... 6,605,000 7,753,115
Special Assessment, 2019 A, 5%, 9/02/39 ............................... 1,600,000 1,937,358
Special Assessment, 2019 A, 5%, 9/02/44 ............................... 940,000 1,127,659
Special Assessment, 2019 A, 5%, 9/02/48 ............................... 945,000 1,127,883
Special Assessment, 2019 B, 5%, 9/02/39 ............................... 1,060,000 1,276,757
Special Assessment, 2019 C, 5%, 9/02/39 ............................... 850,000 1,036,026
Special Assessment, 2020 A, 5%, 9/02/40 ............................... 1,250,000 1,540,933
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 900,000 1,019,852
Special Assessment, 2020 A, 5%, 9/02/50 ............................... 1,000,000 1,207,574
Special Assessment, 2020 B, 4%, 9/02/40 ............................... 1,125,000 1,297,259
Special Assessment, 2020 B, 4%, 9/02/50 ............................... 1,370,000 1,557,093
Special Assessment, 2021 A, 4%, 9/02/41 ............................... 2,000,000 2,310,948
Special Assessment, 2021 A, 4%, 9/02/51 ............................... 2,000,000 2,272,377
Special Assessment, 2021 B, 4%, 9/02/41 ............................... 3,285,000 3,755,467
Special Assessment, 2021 B, 4%, 9/02/51 ............................... 5,150,000 5,784,742
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/15/32 ........... 750,000 826,545
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/15/40 ........... 1,010,000 1,098,955
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/35 ......... 2,000,000 2,247,435
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/45 ......... 3,810,000 4,242,929
California Baptist University, Revenue, 2014 A, 5.125%, 11/01/23 .............. 210,000 223,208
California Baptist University, Revenue, 2014 A, 6.125%, 11/01/33 .............. 1,565,000 1,716,025
California Baptist University, Revenue, 2014 A, 6.375%, 11/01/43 .............. 4,035,000 4,411,118
a
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/32 ... 1,135,000 1,358,283
a
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/41 ... 1,875,000 2,200,946
CHF-Irvine LLC, Revenue, 2016, Refunding, 5%, 5/15/40 .................... 1,500,000 1,739,347
CHF-Irvine LLC, Revenue, 2017, 5%, 5/15/42 ............................ 710,000 843,723
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2014
B, Pre-Refunded, 5%, 7/01/44 ....................................... 4,450,000 4,983,160
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
5%, 7/01/43 .................................................... 1,000,000 1,209,013
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
4%, 7/01/48 .................................................... 6,000,000 6,766,793
Community Facilities District No. 2015-01, Special Tax, 2015-1, 4%, 9/01/50 ...... 1,725,000 1,979,673
Community Facilities District No. 2015-01, Special Tax, 2020, 4%, 9/01/40 ....... 700,000 805,944
Community Facilities District No. 2015-01, Special Tax, 2020, 4%, 9/01/50 ....... 1,335,000 1,514,993
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016 A, Refunding, 5%, 9/01/36 ..................................... 1,000,000 1,120,746
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016 A, Refunding, 5%, 9/01/45 ..................................... 1,500,000 1,667,444
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/37 ................................................ 1,225,000 1,449,648
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/47 ................................................ 2,000,000 2,340,565
Community Facilities District No. 2016-02, Special Tax, 2016 A, 5%, 9/01/46 ...... 10,945,000 12,373,488
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 1,230,000 1,497,127
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/49 ....... 3,000,000 3,603,082
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/40 ....... 3,845,000 4,420,303
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/50 ....... 3,845,000 4,360,146
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/39 ....... 1,735,000 2,080,861
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/48 ....... 2,000,000 2,368,161
Community Facilities District No. 2020-01, Special Tax, 2021, 4%, 9/01/41 ....... 560,000 653,454

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2020-01, Special Tax, 2021, 4%, 9/01/51 ....... $ 700,000 $ 804,484
Community Facilities District No. 2020-02, Special Tax, 2021, 4%, 9/01/41 ....... 730,000 834,522
Community Facilities District No. 2020-02, Special Tax, 2021, 4%, 9/01/51 ....... 1,350,000 1,517,586
e
Community Facilities District No. 2021-01, Special Tax, 2021, 4%, 9/01/51 ....... 2,000,000 2,208,279
Covenant Living Communities and Services Obligated Group, Revenue, 2013 C, Pre-
Refunded, 5.625%, 12/01/36 ........................................ 8,000,000 8,834,357
Enloe Medical Center, Revenue, 2015, Refunding, California Mortgage Insured, 5%,
8/15/38 ........................................................ 6,000,000 6,988,793
Eskaton Properties, Inc. Obligated Group, Revenue, 2012, 5.25%, 11/15/34 ...... 4,350,000 4,489,000
a
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/46 12,735,000 14,428,994
a
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/34 ......... 375,000 455,583
a
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/39 ......... 950,000 1,140,918
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5%, 12/01/41 ................................................... 1,245,000 1,430,444
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 52,005,000 59,861,073
Los Angeles Jewish Home for the Aging Obligated Group, Revenue, 2014 A, Pre-
Refunded, California Mortgage Insured, 5%, 8/01/44 ...................... 2,450,000 2,578,513
Marin General Hospital Obligated Group, Revenue, 2018 A, 4%, 8/01/45 ........ 1,500,000 1,547,604
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 5%, 1/01/48 ............................................ 5,000,000 5,922,956
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 4,325,000 4,764,481
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 8,000,000 8,675,312
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 2,635,000 2,852,049
Capistrano Unified School District , Community Facilities District No. 2005-1 , Special
Tax , 2013 , Pre-Refunded , 5.5% , 9/01/43 ................................ 4,955,000 5,401,838
Casitas Municipal Water District ,
Community Facilities District No. 2013-1 OJAI, Special Tax, 2017 B, BAM Insured,
5%, 9/01/42 .................................................... 8,000,000 9,643,134
Community Facilities District No. 2013-1 OJAI, Special Tax, 2017 B, BAM Insured,
5.25%, 9/01/47 .................................................. 5,000,000 6,158,267
Centinela Valley Union High School District ,
GO, 2012 B, Refunding, AGMC Insured, Zero Cpn ., 8/01/45 .................. 42,000,000 10,735,633
GO, 2014 C, Pre-Refunded, 5%, 8/01/35 ................................ 4,195,000 4,712,925
Central School District ,
GO, A, 5%, 8/01/44 ................................................ 10,990,000 12,804,101
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2019-1, Special Tax, 2019-1, 4%,
9/01/40 ........................................................ 500,000 566,026
City of Chino Community Facilities District No. 2019-1, Special Tax, 2019-1, 4%,
9/01/51 ........................................................ 1,000,000 1,120,032
City & County of San Francisco ,
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/42 ........ 775,000 878,052
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/50 ........ 1,450,000 1,630,195
Community Facilities District No. 2016-1, Special Tax, 2021, 4%, 9/01/27 ........ 460,000 518,946
Community Facilities District No. 2016-1, Special Tax, 2021, 4%, 9/01/28 ........ 520,000 594,069
Community Facilities District No. 2016-1, Special Tax, 2021, 4%, 9/01/29 ........ 530,000 607,708
Community Facilities District No. 2016-1, Special Tax, 2021, 4%, 9/01/30 ........ 360,000 411,637
Community Facilities District No. 2016-1, Special Tax, 2021, 4%, 9/01/35 ........ 410,000 466,049
Community Facilities District No. 2016-1, Special Tax, 2021, 4%, 9/01/41 ........ 1,000,000 1,134,944
Community Facilities District No. 2016-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,000,000 1,127,389
Community Facilities District No. 2016-1, Special Tax, 2021, 4%, 9/01/51 ........ 150,000 168,553
a
District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/31 .................. 400,000 463,253
a
District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/36 .................. 700,000 807,157
a
District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/51 .................. 1,700,000 1,922,983

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Beaumont ,
Community Facilities District No. 2016-1, Special Tax, 2019, 5%, 9/01/44 ........ $ 300,000 $ 342,863
Community Facilities District No. 2016-1, Special Tax, 2019, 5%, 9/01/49 ........ 400,000 455,706
Community Facilities District No. 2019-1, Special Tax, 2019-1, 3.25%, 9/01/50 .... 450,000 473,626
City of Calimesa ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 865,000 973,560
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/50 ........ 825,000 926,085
City of Chino ,
Community Facilities District No. 2003-3, Special Tax, 2015, 5%, 9/01/45 ........ 1,665,000 1,857,260
Community Facilities District No. 2016-2, Special Tax, 2017, 5%, 9/01/42 ........ 1,535,000 1,714,261
City of Chula Vista ,
Community Facilities District No. 06-I Improvement Area No. 1, Special Tax, 2018,
5%, 9/01/43 .................................................... 1,000,000 1,145,597
Community Facilities District No. 06-I Improvement Area No. 1, Special Tax, 2018,
5%, 9/01/48 .................................................... 1,185,000 1,353,011
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2018
A, 5%, 9/01/38 .................................................. 1,200,000 1,343,420
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2018
A, 5%, 9/01/48 .................................................. 1,000,000 1,114,421
City of Dana Point ,
Community Facilities District No. 2006-1, Special Tax, 2014, Pre-Refunded, 5%,
9/01/38 ........................................................ 1,000,000 1,080,888
Community Facilities District No. 2006-1, Special Tax, 2014, Pre-Refunded, 5%,
9/01/45 ........................................................ 2,500,000 2,702,221
City of Dixon ,
Community Facilities District No. 2013-1 Parklane , Special Tax, 2019, 5%, 9/01/44 . 2,645,000 3,113,916
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/36 200,000 232,432
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/40 400,000 462,962
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/50 1,000,000 1,140,784
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 2, Special Tax, 2019,
5%, 9/01/49 .................................................... 2,300,000 2,659,228
Community Facilities District No. 2015-1 Improvement Area No. 3, Special Tax, 2021,
4%, 9/01/45 .................................................... 850,000 944,870
City of Fairfield ,
Community Facilities District No. 2016-1, Special Tax, 2019 A, 5%, 9/01/44 ...... 2,000,000 2,407,045
a
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/35 .. 1,000,000 1,234,396
a
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/50 .. 3,255,000 3,919,048
City of Fillmore ,
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/40 ............ 1,500,000 1,614,304
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/45 ............ 2,630,000 2,824,129
City of Fontana ,
Community Facilities District No. 80, Special Tax, 2017, 5%, 9/01/46 ........... 1,000,000 1,164,649
Community Facilities District No. 81, Special Tax, 2018, 4%, 9/01/43 ........... 1,000,000 1,097,892
City of Fullerton ,
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/34 ............ 1,075,000 1,138,899
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/44 ............ 2,450,000 2,588,748
City of Irvine ,
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/39 ........ 1,000,000 1,103,118
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/44 ........ 1,500,000 1,654,191
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/49 ........ 2,750,000 3,027,058
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/43 ........ 2,500,000 2,897,914
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/48 ........ 3,250,000 3,753,415

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Irvine, (continued)
Community Facilities District No. 2013-3, Special Tax, 2018, AGMC Insured, 5%,
9/01/51 ........................................................ $ 1,250,000 $ 1,462,797
City of La Verne ,
Brethren Hillcrest Homes Obligated Group, COP, 2014, Pre-Refunded, 5%, 5/15/36 1,430,000 1,475,311
Copacabana Mobilehome Park, Revenue, 2014, Refunding, 5%, 6/15/49 ........ 1,765,000 1,932,512
City of Lake Elsinore ,
Community Facilities District No. 2006-1 Summerly, Special Tax, 2020, 4%, 9/01/36 350,000 396,520
Community Facilities District No. 2006-1 Summerly, Special Tax, 2020, 4%, 9/01/40 385,000 434,712
Community Facilities District No. 2006-1 Summerly, Special Tax, 2020, 4%, 9/01/50 1,000,000 1,118,467
City of Long Beach ,
Marina System, Revenue, 2015, 5%, 5/15/34 ............................. 1,300,000 1,439,610
Marina System, Revenue, 2015, 5%, 5/15/40 ............................. 3,500,000 3,851,434
Marina System, Revenue, 2015, 5%, 5/15/45 ............................. 2,500,000 2,736,828
City of Los Angeles ,
Community Facilities District No. 11, Special Tax, 2021, 4%, 9/01/46 ............ 1,500,000 1,720,566
Department of Airports, Revenue, 2019 D, 4%, 5/15/44 ..................... 5,525,000 6,306,190
City of Murrieta , Community Facilities District No. 2005-5 Golden City , Special Tax ,
2018 , 5% , 9/01/48 ................................................. 3,740,000 4,243,789
City of Ontario ,
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/42 ........... 1,000,000 1,110,726
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/47 ........... 500,000 554,067
Community Facilities District No. 31, Special Tax, 2017, 5%, 9/01/47 ........... 1,100,000 1,280,139
City of Oroville ,
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/49 ......................... 4,000,000 4,480,020
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/54 ......................... 3,500,000 3,889,738
City of Palm Desert ,
Community Facilities District No. 2021-1, Special Tax, 2021, Refunding, 3%, 9/01/31 320,000 327,191
Community Facilities District No. 2021-1, Special Tax, 2021, Refunding, 4%, 9/01/41 450,000 490,721
Community Facilities District No. 2021-1, Special Tax, 2021, Refunding, 4%, 9/01/51 665,000 715,399
City of Rancho Cordova ,
Community Facilities District No. 2014-1, Special Tax, 2021, 4%, 9/01/37 ........ 545,000 626,912
Community Facilities District No. 2014-1, Special Tax, 2021, 4%, 9/01/41 ........ 390,000 446,604
Community Facilities District No. 2014-1, Special Tax, 2021, 4%, 9/01/46 ........ 585,000 664,365
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2018-1, 5%,
9/01/44 ........................................................ 415,000 481,703
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/34 ........................................................ 175,000 196,594
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/35 ........................................................ 180,000 202,033
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/36 ........................................................ 185,000 207,514
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/37 ........................................................ 195,000 218,347
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/38 ........................................................ 200,000 223,709
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/39 ........................................................ 210,000 234,720
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/40 ........................................................ 220,000 245,973
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2021, 4%,
9/01/46 ........................................................ 175,000 194,220
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/40 .................................................... 1,200,000 1,346,074

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Rancho Cordova, (continued)
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/45 .................................................... $ 1,250,000 $ 1,394,339
City of Rocklin , Community Facilities District No. 10 Whitney Ranch , Special Tax , 2019 ,
5% , 9/01/40 ...................................................... 2,000,000 2,227,462
City of Roseville ,
Baseline at Sierra Vista Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/36 ........................................................ 725,000 819,152
Baseline at Sierra Vista Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/41 ........................................................ 750,000 840,575
Baseline at Sierra Vista Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/51 ........................................................ 3,160,000 3,508,990
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 .... 630,000 748,707
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/50 .... 1,745,000 2,058,762
a
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/32 ............................................ 1,265,000 1,500,477
a
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/47 ............................................ 6,500,000 7,575,987
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 2021, 4%, 9/01/41 750,000 856,800
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5%,
9/01/36 ........................................................ 2,180,000 2,503,247
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5.5%,
9/01/46 ........................................................ 7,160,000 8,287,009
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/40 ........................................................ 575,000 647,901
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 450,000 503,600
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ 1,000,000 1,116,154
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/39 ........................................................ 440,000 510,532
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 500,000 576,895
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 575,000 661,118
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/37 ........................................................ 350,000 399,961
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/41 ........................................................ 400,000 453,964
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/46 ........................................................ 650,000 735,102
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,295,000 1,459,621
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 3,230,000 3,744,342
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 490,000 548,365
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ 650,000 725,500
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/37 ........................................................ 225,000 258,972
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/29 .... 500,000 549,038
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/34 .... 1,100,000 1,204,224
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/39 .... 1,885,000 2,056,863
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/44 .... 1,650,000 1,798,045
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/49 .... 3,800,000 4,387,866

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/32 ........................................................ $ 1,120,000 $ 1,265,494
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/33 ........................................................ 1,000,000 1,128,991
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,406,251
City of Sacramento ,
Greenbriar Community Facilities District No. 2018-03, Special Tax, 2021, 4%, 9/01/46 1,450,000 1,636,410
Greenbriar Community Facilities District No. 2018-03, Special Tax, 2021, 4%, 9/01/50 1,000,000 1,125,437
Natomas Central Community Facilities District No. 2006-2, Special Tax, 2016, 5%,
9/01/46 ........................................................ 1,815,000 2,073,059
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/32 ................................................ 300,000 336,291
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/37 ................................................ 710,000 792,888
a
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/47 ................................................ 1,900,000 2,107,091
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 500,000 571,240
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 1,000,000 1,137,691
North Natomas Community Facilities District No. 4, Special Tax, 2013 E, Refunding,
5.25%, 9/01/33 .................................................. 3,000,000 3,222,404
City of San Buenaventura ,
Community Memorial Health System, Revenue, 2011, Pre-Refunded, 8%, 12/01/31 10,000,000 10,000,000
Community Memorial Health System, Revenue, 2011, Pre-Refunded, 7.5%, 12/01/41 5,000,000 5,000,000
City of San Clemente ,
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/40 ........ 1,745,000 1,960,802
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/46 ........ 2,445,000 2,730,372
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018 C ,
Refunding , 4% , 6/01/32 ............................................. 715,000 790,696
City of San Francisco , 5.25% , 9/01/49 ....................................
14,000,000 14,265,595
City of San Luis Obispo ,
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/41 ........ 175,000 201,482
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/46 ........ 740,000 844,929
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/51 ........ 925,000 1,052,601
City of San Mateo ,
Community Facilities District No. 2008-1, Special Tax, 2012, 5.875%, 9/01/32 ..... 1,500,000 1,547,891
Community Facilities District No. 2008-1, Special Tax, 2012, 6%, 9/01/42 ........ 5,000,000 5,151,919
Community Facilities District No. 2008-1, Special Tax, 2014, 5.375%, 9/01/38 ..... 2,500,000 2,570,004
Community Facilities District No. 2008-1, Special Tax, 2014, 5.5%, 9/01/44 ....... 3,300,000 3,393,993
City of Santa Paula ,
Harvest Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/35 ...... 600,000 724,924
Harvest Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 ...... 1,000,000 1,198,409
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/45 ...... 1,100,000 1,233,688
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/50 ...... 1,375,000 1,537,413
City of Simi Valley , Assessment District No. 98-1 , 1915 Act, Special Assessment , 1999 ,
7.3% , 9/02/24 .................................................... 650,000 657,233
City of Tracy ,
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/33 ....... 1,610,000 1,853,773
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/38 ....... 2,385,000 2,734,101
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/43 ....... 5,750,000 6,557,637
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/48 ....... 6,240,000 7,090,334
Community Facilities District No. 2016-01, Special Tax, 2019, 5%, 9/01/44 ....... 2,600,000 2,962,246

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Tracy, (continued)
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/44 ....... $ 1,500,000 $ 1,748,576
City of Upland , Community Facilities District No. 2015-1 , Special Tax , 2019 A , 4% ,
9/01/49 ......................................................... 550,000 609,867
City of Vernon ,
Electric System, Revenue, 2012 A, 5.5%, 8/01/41 .......................... 7,500,000 7,691,320
Electric System, Revenue, 2020 A, Refunding, 5%, 8/01/35 .................. 1,440,000 1,770,397
City of Woodland ,
Community Facilities District No. 2004-1, Special Tax, 2019, 5%, 9/01/44 ........ 1,475,000 1,678,764
Community Facilities District No. 2004-1, Special Tax, 2019, 5%, 9/01/48 ........ 1,645,000 1,866,586
City of Yucaipa ,
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5%, 9/01/26 . 1,000,000 1,007,167
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5.375%,
9/01/30 ........................................................ 1,800,000 1,812,988
Clovis Unified School District ,
GO, 2004 A, NATL Insured, ETM, Zero Cpn ., 8/01/27 ....................... 1,205,000 1,138,518
GO, 2004 A, NATL Insured, Zero Cpn ., 8/01/27 ........................... 6,295,000 5,928,288
GO, 2004 A, NATL Insured, Zero Cpn ., 8/01/28 ........................... 3,000,000 2,765,789
a
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 13,980,000 13,831,605
a
CMFA Special Finance Agency I , The Mix at CTR City , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... 7,875,000 8,058,206
Coachella Valley Unified School District ,
GO, 2012 D, AGMC Insured, Zero Cpn ., 8/01/42 .......................... 8,500,000 5,211,729
GO, 2012 D, AGMC Insured, Zero Cpn ., 8/01/43 .......................... 3,000,000 1,767,703
Compton Community Redevelopment Agency ,
Tax Allocation, Second Lien, 2010 B, 5.7%, 8/01/30 ........................ 2,255,000 2,262,951
Tax Allocation, Second Lien, 2010 B, 6%, 8/01/42 .......................... 3,460,000 3,471,903
Corona-Norco Unified School District , Community Facilities District No. 05-1 , Special
Tax , 2016 , Refunding , 5% , 9/01/36 ..................................... 500,000 578,588
Cotati-Rohnert Park Unified School District , GO , A , BAM Insured , 5% , 8/01/45 ......
4,000,000 4,587,844
County of El Dorado ,
Community Facilities District No. 2014-1, Special Tax, 2018, 5%, 9/01/48 ........ 2,850,000 3,158,069
Community Facilities District No. 2018-1 Bass Lake Hills, Special Tax, 2021, 4%,
9/01/40 ........................................................ 475,000 544,292
Community Facilities District No. 2018-1 Bass Lake Hills, Special Tax, 2021, 4%,
9/01/46 ........................................................ 425,000 482,947
Community Facilities District No. 2018-1 Bass Lake Hills, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,000,000 1,133,196
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 4,710,000 4,743,786
County of Orange ,
Community Facilities District No. 2015-1, Special Tax, 2015 A, 5%, 8/15/34 ...... 1,495,000 1,682,958
Community Facilities District No. 2015-1, Special Tax, 2015 A, 5.25%, 8/15/45 .... 4,880,000 5,501,110
Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%, 8/15/42 ...... 6,230,000 7,461,038
Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%, 8/15/47 ...... 10,000,000 11,885,593
County of Riverside , Community Facilities District No. 03-1 , Special Tax , 2014 ,
Refunding , 5% , 9/01/30 ............................................. 1,500,000 1,651,668
County of San Bernardino ,
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/40 1,000,000 1,122,892
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/45 1,000,000 1,116,242
County of Santa Cruz ,
Assessment District No. 21-01, 1915 Act, Special Assessment, 4%, 9/02/46 ...... 525,000 599,465
Assessment District No. 21-01, 1915 Act, Special Assessment, 4%, 9/02/51 ...... 650,000 739,693

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of Stockton ,
Community Facilities District No. 2018-2, Special Tax, 2020, 4%, 9/01/40 ........ $ 1,580,000 $ 1,773,877
Community Facilities District No. 2018-2, Special Tax, 2020, 4%, 9/01/45 ........ 1,115,000 1,242,013
Community Facilities District No. 2018-2, Special Tax, 2020, 4%, 9/01/50 ........ 1,565,000 1,738,671
a
CSCDA Community Improvement Authority , Theo Apartments , Revenue , 144A, 2021 B ,
4% , 5/01/57 ...................................................... 10,000,000 9,387,536
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
B , Refunding , 5.85% , 12/15/47 ........................................ 4,525,000 4,536,248
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 ..........
2,000,000 2,079,396
Del Mar Union School District , Community Facilities District No. 99-1 , Special Tax ,
2019 , Refunding , BAM Insured , 4% , 9/01/49 ............................. 2,000,000 2,336,205
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, Zero Cpn ., 12/01/28 ....
18,150,000 13,187,097
Dublin Community Facilities District No. 2015-1 ,
Special Tax, 2017, 5%, 9/01/37 ....................................... 1,550,000 1,829,586
Special Tax, 2017, 5%, 9/01/47 ....................................... 4,500,000 5,247,578
Special Tax, 2019, 5%, 9/01/39 ....................................... 3,665,000 4,283,613
Special Tax, 2019, 5%, 9/01/44 ....................................... 6,625,000 7,693,135
Eastern Municipal Water District ,
Community Facilities District No. 2004-35, Special Tax, 2021, 4%, 9/01/46 ....... 220,000 251,045
Community Facilities District No. 2004-35, Special Tax, 2021, 4%, 9/01/50 ....... 200,000 227,494
El Rancho Unified School District , GO , 2004 , NATL Insured , Zero Cpn ., 8/01/29 ....
2,400,000 2,098,185
a
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/41 .. 1,625,000 1,701,442
Community Facilities District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/51 .. 2,410,000 2,485,955
Community Facilities District No. 2020-1, Special Tax, 144A, 2021 A, 4.5%, 9/01/51 2,500,000 2,546,714
f,g
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN, 2019-ML06, XCA, 1.105%, 7/25/35 ................................ 137,765,520 12,393,386
a
144A, FRN, 2020-ML07, XCA, 2.132%, 1/25/37 ........................... 123,651,132 23,309,475
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19, Special Tax, 2017, 5%, 9/01/47 3,280,000 3,817,141
City of Folsom Community Facilities District No. 19, Special Tax, 2019, 5%, 9/01/49 1,825,000 2,121,826
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/28 600,000 695,847
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/33 530,000 611,517
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/38 850,000 976,443
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/48 1,675,000 1,912,485
City of Folsom Community Facilities District No. 21, Special Tax, 2019, 5%, 9/01/49 2,000,000 2,323,297
City of Folsom Community Facilities District No. 21, Special Tax, 2021, 4%, 9/01/50 800,000 889,697
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/40 1,245,000 1,404,302
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/45 1,075,000 1,203,045
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/50 1,140,000 1,273,074
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn ., 1/15/42 .......................... 75,000,000 45,215,258
Revenue, 2013 B-1, Refunding, 3.95%, 1/15/53 ........................... 25,000,000 27,602,392
Revenue, 2013 B-2, Refunding, 3.5%, 1/15/53 ............................ 17,500,000 19,368,578
Revenue, 2015 A, Refunding, Zero Cpn ., 1/15/33 .......................... 19,000,000 15,437,076
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/43 ..................... 41,979,000 48,882,640
Fremont Community Facilities District No. 1 ,
Special Tax, 2015, Refunding, 5%, 9/01/40 ............................... 4,655,000 5,205,438
Special Tax, 2015, Refunding, 5%, 9/01/45 ............................... 3,255,000 3,620,850
Golden State Tobacco Securitization Corp. ,
Revenue, 2007 A-2, 5.3%, 6/01/37 ..................................... 5,000,000 5,110,644
Revenue, 2007 C, Refunding, Zero Cpn ., 6/01/47 .......................... 50,000,000 11,136,790
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/45 ............................ 37,630,000 43,591,232
Revenue, 2018 A-1, Refunding, 5.25%, 6/01/47 ........................... 63,500,000 64,972,883

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Golden State Tobacco Securitization Corp., (continued)
Revenue, 2018 A-2, Refunding, 5%, 6/01/47 ............................. $ 12,750,000 $ 13,026,556
Hanford Joint Union High School District ,
GO, B, AGMC Insured, Zero Cpn ., 8/01/32 ............................... 3,635,000 3,007,624
GO, B, AGMC Insured, Zero Cpn ., 8/01/33 ............................... 3,705,000 2,992,883
GO, B, AGMC Insured, Zero Cpn ., 8/01/35 ............................... 4,120,000 3,161,951
Hartnell Community College District , GO , 2009 D , Zero Cpn ., 8/01/49 ............
10,000,000 5,158,993
Imperial Community College District , GO , 2011 A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 4,283,419
Independent Cities Finance Authority ,
Augusta Communities III LLC, Revenue, 2021, Refunding, 4%, 11/15/56 ........ 8,160,000 8,375,842
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/44 ....... 2,015,000 2,169,699
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/49 ....... 4,800,000 5,161,153
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/56 ............. 4,000,000 4,126,510
Millennium Housing of California, Revenue, 2019, Refunding, 5%, 5/15/48 ....... 3,000,000 3,614,963
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/45 ............. 5,000,000 5,536,629
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/50 ............. 4,900,000 5,412,755
Indio Community Facilities District No. 2004-3 , Special Tax , 2015 , Refunding , 5% ,
9/01/35 ......................................................... 1,190,000 1,338,510
Inland Valley Development Agency ,
Tax Allocation, 2014 A, Refunding, 5.25%, 9/01/37 ......................... 7,500,000 8,193,679
Tax Allocation, 2014 A, Refunding, 5%, 9/01/44 ........................... 9,000,000 9,782,039
Irvine Unified School District ,
Community Facilities District No. 09-1, Special Tax, 2017 A, 5%, 9/01/42 ........ 1,700,000 2,021,138
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/51 ........ 2,500,000 2,941,899
Community Facilities District No. 09-1, Special Tax, 2017 C, 5%, 9/01/47 ........ 1,000,000 1,181,645
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 9/01/49 ........ 1,000,000 1,179,525
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/45 2,000,000 2,367,225
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/49 2,000,000 2,359,051
Jurupa Community Services District , Community Facilities District No. 53 , Special Tax ,
2020 A , 4% , 9/01/43 ................................................ 300,000 340,504
Jurupa Public Financing Authority ,
Special Tax, 2014 A, Refunding, 5%, 9/01/42 ............................. 2,220,000 2,468,251
Special Tax, 2015 A, Refunding, 5%, 9/01/43 ............................. 4,000,000 4,589,109
Special Tax, Sub. Lien, 2015 B, Refunding, 5%, 9/01/40 ..................... 4,000,000 4,496,229
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 ..........
3,250,000 3,688,349
Lake Elsinore Public Financing Authority ,
City of Lake Elsinore Assessment District No. 93-1, Special Tax, 2012 B, Pre-
Refunded, 5.125%, 9/02/30 ......................................... 4,980,000 5,163,333
City of Lake Elsinore Community Facilities District No. 2003-2, Special Tax, 2014 A,
Pre-Refunded, 5.75%, 9/01/44 ...................................... 3,240,000 3,547,360
City of Lake Elsinore Community Facilities District No. 98-1, Special Tax, 2013 C,
Pre-Refunded, 5.25%, 9/01/33 ...................................... 8,000,000 8,689,266
Lake Tahoe Unified School District , GO , 2012 , Zero Cpn ., 8/01/40 ...............
1,140,000 1,250,825
Lammersville Joint Unified School District ,
Community Facilities District No. 2014-1, Special Tax, 2017, 5%, 9/01/47 ........ 4,000,000 4,643,252
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/43 ........ 775,000 880,502
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,500,000 2,828,933
Las Virgenes Unified School District , GO , 2011 C , Zero Cpn ., 8/01/33 ............
8,050,000 9,674,572
Lathrop Financing Authority ,
Special Tax, 2013 A, Refunding, 6%, 9/02/28 ............................. 1,010,000 1,080,318
Special Tax, 2013 A, Refunding, 6%, 9/02/29 ............................. 1,070,000 1,142,227
Special Tax, 2013 A, Refunding, 6%, 9/02/30 ............................. 1,075,000 1,145,006
Special Tax, 2013 A, Refunding, 5.5%, 9/02/35 ............................ 3,670,000 3,872,900

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/32 .......................... $ 1,155,000 $ 1,230,491
Special Tax, Junior Lien, 2013 B, 5.375%, 9/01/35 ......................... 805,000 858,319
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ 1,000,000 1,167,320
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn ., 8/01/45 .....
6,500,000 7,720,970
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............
4,630,000 5,862,962
Los Alamitos Unified School District ,
COP, 2012, Zero Cpn ., 8/01/34 ....................................... 1,500,000 1,736,378
COP, 2012, Zero Cpn ., 8/01/42 ....................................... 4,500,000 5,132,510
Mendocino-Lake Community College District ,
GO, 2011 B, AGMC Insured, 6.55%, 8/01/36 ............................. 5,150,000 7,309,526
GO, 2011 B, AGMC Insured, Zero Cpn ., 8/01/40 ........................... 7,500,000 9,990,385
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/43 ........ 1,000,000 1,144,409
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/48 ........ 1,500,000 1,709,715
Community Facilities District No. 2011-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,900,000 3,372,228
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/34 ................................. 1,100,000 1,376,418
Revenue, 2020, Refunding, 5%, 4/01/35 ................................. 1,150,000 1,434,423
Moreland School District , GO , B , Refunding , 5% , 8/01/41 .....................
4,045,000 4,636,304
Moreno Valley Unified School District ,
Community Facilities District No. 2015-2, Special Tax, 2019, 5%, 9/01/44 ........ 870,000 986,091
Community Facilities District No. 2015-3, Special Tax, 2019, 4.125%, 9/01/48 ..... 1,160,000 1,270,909
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
32,300,000 51,781,031
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/36 ............................... 2,250,000 2,678,171
Revenue, 2017 A, Refunding, 5%, 3/01/37 ............................... 2,500,000 2,972,894
Revenue, 2017 A, Refunding, BAM Insured, 4%, 3/01/42 .................... 5,000,000 5,630,752
Revenue, 2017 B, Refunding, 5%, 3/01/42 ............................... 2,550,000 3,071,378
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ...................
6,600,000 9,618,942
Oakdale Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/35 .....
1,270,000 1,427,013
Oakley Public Finance Authority ,
City of Oakley Assessment District No. 2004-1, Special Assessment, 2012, Pre-
Refunded, 5.3%, 9/02/34 .......................................... 995,000 1,033,319
City of Oakley Assessment District No. 2006-1, Special Assessment, 2014,
Refunding, BAM Insured, 5%, 9/02/36 ................................. 1,500,000 1,673,282
Palomar Health ,
Palomar Health Obligated Group, COP, 4%, 11/01/38 ....................... 5,000,000 5,618,332
Palomar Health Obligated Group, COP, 4%, 11/01/47 ....................... 6,000,000 6,658,473
Palomar Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/01/36 ...... 6,250,000 7,304,336
Palomar Health Obligated Group, Revenue, 2017, Refunding, 5%, 11/01/42 ...... 5,000,000 5,939,630
Paramount Unified School District , GO , 2013 , Pre-Refunded , BAM Insured , Zero Cpn .,
8/01/51 ......................................................... 25,000,000 3,414,263
Paso Robles Joint Unified School District , GO , 2010 A , Zero Cpn ., 9/01/45 ........
15,000,000 7,643,600
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,794,928
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1, Special Tax, 2014 A, Refunding, 5.375%,
9/01/33 ........................................................ 1,940,000 2,070,500
Community Facilities District No. 2001-1, Special Tax, 2014 E, Refunding, 4.25%,
9/01/38 ........................................................ 4,145,000 4,408,229

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Perris Joint Powers Authority, (continued)
Community Facilities District No. 2002-1, Special Tax, 2013 B, Refunding, 5.25%,
9/01/33 ........................................................ $ 3,745,000 $ 3,988,203
Community Facilities District No. 2014-1, Special Tax, 2018 A, 4%, 9/01/48 ...... 2,530,000 2,616,790
Pico Rivera Water Authority , Revenue , 2001 A , 6.25% , 12/01/32 ................
4,470,000 4,519,496
Pittsburg Unified School District ,
GO, 2012 C, Pre-Refunded, Zero Cpn ., 8/01/47 ........................... 9,000,000 2,105,229
GO, 2012 C, Pre-Refunded, Zero Cpn ., 8/01/52 ........................... 15,000,000 2,527,246
Poway Redevelopment Agency Successor Agency , Tax Allocation , A , Refunding ,
5% , 12/15/30 ..................................................... 3,500,000 4,621,772
Poway Unified School District , Community Facilities District No. 15 , Special Tax , 2016 ,
5% , 9/01/46 ...................................................... 2,000,000 2,287,299
Redondo Beach Unified School District , GO , 2011 E , Zero Cpn ., 8/01/31 ..........
2,750,000 3,660,336
Richland School District , GO , 2009 C , AGMC Insured , Zero Cpn ., 8/01/49 .........
22,000,000 9,149,338
Rio Elementary School District , Community Facilities District No. 1 , Special Tax , 2013 ,
Pre-Refunded , 5.5% , 9/01/39 ......................................... 6,915,000 7,540,885
Rio Hondo Community College District , GO , 2010 C , Zero Cpn ., 8/01/42 ..........
13,000,000 17,870,377
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/33 ............................................ 1,625,000 1,876,235
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/38 ............................................ 1,000,000 1,149,552
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/48 ............................................ 1,190,000 1,358,721
River Islands Public Financing Authority ,
Community Facilities District No. 2019-1, Special Tax, 2021, Refunding, 2.75%,
9/01/40 ........................................................ 2,080,000 2,136,161
Community Facilities District No. 2019-1, Special Tax, 2021, Refunding, 4%, 9/01/45 4,405,000 4,927,809
Community Facilities District No. 2019-1, Special Tax, 2021, Refunding, 4%, 9/01/51 3,255,000 3,614,482
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/34 ..... 860,000 867,551
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/35 ..... 925,000 931,457
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/41 ........ 1,250,000 1,349,242
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,500,000 1,608,669
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/51 ........ 1,360,000 1,455,593
Riverbank Unified School District ,
GO, 2008 B, AGMC Insured, Zero Cpn ., 8/01/38 ........................... 6,690,000 4,434,944
GO, 2008 B, AGMC Insured, Zero Cpn ., 8/01/43 ........................... 8,750,000 4,899,480
Riverside County Redevelopment Successor Agency ,
Tax Allocation, Second Lien, 2011 D, Pre-Refunded, 7%, 12/01/31 ............. 1,425,000 1,425,000
Tax Allocation, Second Lien, 2011 D, Pre-Refunded, 7.25%, 12/01/37 ........... 2,505,000 2,505,000
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , Zero
Cpn ., 6/01/43 ..................................................... 7,500,000 4,456,163
Riverside Public Financing Authority , COP , 2013 , AGMC Insured , 5% , 6/01/33 ......
4,280,000 4,555,937
Riverside Unified School District ,
Special Tax, 2020, 4%, 9/01/45 ....................................... 415,000 467,084
Special Tax, 2020, 4%, 9/01/50 ....................................... 875,000 982,211
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/41 ..................................... 3,000,000 3,533,938
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2013, 5%, 9/01/36 ........ 1,500,000 1,589,573
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/35 4,690,000 5,269,836
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/38 3,000,000 3,364,020
Community Facilities District No. 2006-1, Special Tax, 2017, Refunding, 5%, 9/01/44 1,120,000 1,313,135
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/41 . 1,265,000 1,489,758

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 2021,
2.75%, 9/01/41 .................................................. $ 450,000 $ 456,636
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 2021,
4%, 9/01/50 .................................................... 465,000 526,715
Rowland Unified School District ,
GO, 2009 B, Zero Cpn ., 8/01/34 ....................................... 5,000,000 3,700,599
GO, 2009 B, Zero Cpn ., 8/01/39 ....................................... 15,000,000 9,565,587
GO, 2009 B, Zero Cpn ., 8/01/42 ....................................... 10,750,000 6,852,194
Sacramento Area Flood Control Agency , Natomas Basin Local Assessment District ,
Special Assessment , 2014 , BAM Insured , 5% , 10/01/44 ..................... 2,000,000 2,232,569
San Bernardino Community College District ,
GO, 2008 D, Pre-Refunded, 5%, 8/01/45 ................................ 2,755,000 3,217,875
GO, 2008 D, Pre-Refunded, 5%, 8/01/48 ................................ 3,760,000 4,391,728
GO, 2009 B, Zero Cpn ., 8/01/44 ....................................... 12,495,000 6,556,855
San Diego Unified School District ,
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 10,000,000 11,460,428
GO, 2010 C, Zero Cpn ., 7/01/47 ....................................... 26,025,000 30,633,765
GO, 2012 E, Zero Cpn ., 7/01/42 ....................................... 6,940,000 6,858,110
GO, 2012 E, Zero Cpn ., 7/01/47 ....................................... 13,500,000 14,000,901
San Francisco City & County Airport Comm -San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/37 ............................... 5,535,000 6,870,715
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 35,000,000 43,053,322
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 10,000,000 12,252,872
Revenue, Second Series, 2018 D, 5%, 5/01/48 ........................... 10,000,000 12,096,491
San Francisco City & County Redevelopment Agency Successor Agency ,
a
Tax Allocation, 144A, 2016 D, Zero Cpn ., 8/01/23 .......................... 2,000,000 1,861,597
a
Tax Allocation, 144A, 2016 D, Zero Cpn ., 8/01/26 .......................... 3,000,000 2,415,490
a
Tax Allocation, 144A, 2016 D, Zero Cpn ., 8/01/31 .......................... 6,000,000 3,773,776
a
Tax Allocation, 144A, 2016 D, Zero Cpn ., 8/01/43 .......................... 16,500,000 5,670,083
Community Facilities District No. 6, Special Tax, 2013 C, Zero Cpn ., 8/01/43 ...... 10,000,000 2,914,165
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/43 ...................................... 2,500,000 2,773,617
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn ., 1/15/26 ............... 19,475,000 18,715,543
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn ., 1/15/32 ............... 50,225,000 41,686,876
Revenue, Junior Lien, ETM, Zero Cpn ., 1/01/28 ........................... 19,150,000 18,029,915
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 35,000,000 39,012,830
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 75,000,000 83,449,335
San Rafael City Elementary School District , GO , 2015 C , 5% , 8/01/43 ............
1,565,000 1,913,435
Santa Barbara Unified School District , GO , 2011 A , Zero Cpn ., 8/01/36 ...........
8,000,000 11,817,627
Santa Margarita Water District ,
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/36 ..... 2,875,000 3,079,091
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/43 ..... 9,600,000 10,263,499
Santa Paula Utility Authority , Revenue , 2015 A , Pre-Refunded , 5% , 2/01/40 ........
5,105,000 5,851,029
Saugus Union School District , Community Facilities District No. 2006-1 , Special Tax,
Senior Lien , 2014 , 4.25% , 9/01/44 ..................................... 2,500,000 2,667,894
Saugus/Hart School Facilities Financing Authority ,
Community Facilities District No. 2006-1, Special Tax, 2016, Refunding, 5%, 9/01/41 1,250,000 1,417,878
Community Facilities District No. 2006-1, Special Tax, 2016, Refunding, 5%, 9/01/46 1,250,000 1,410,276
Saugus-Castaic School Facilities Financing Authority ,
Community Facilities District No. 2006-1C, Special Tax, 2013, 5.875%, 9/01/33 ... 1,365,000 1,466,826
Community Facilities District No. 2006-1C, Special Tax, 2013, 6%, 9/01/43 ....... 3,375,000 3,609,979

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Siskiyou Union High School District , GO , 2009 B , AGMC Insured , Zero Cpn ., 8/01/49
$ 15,015,000 $ 5,909,377
Sonoma Community Development Agency Successor Agency , Tax Allocation , 2011 ,
Refunding , 7% , 12/01/30 ............................................ 2,115,000 2,115,000
St. Helena Unified School District , GO , 2011 B , Zero Cpn ., 6/01/36 ..............
10,000,000 13,160,436
State of California , GO , 5% , 3/01/45 .....................................
3,900,000 4,398,530
Sulphur Springs Union School District ,
Community Facilities District No. 2006-1, Special Tax, 2018, 5%, 9/01/43 ........ 1,410,000 1,575,673
Community Facilities District No. 2006-1, Special Tax, 2018, 5%, 9/01/47 ........ 1,820,000 2,029,373
Community Facilities District No. 2014-1, Special Tax, 2014-1, 4%, 9/01/50 ...... 1,225,000 1,370,831
Susanville School District , GO , 2010 , AGMC Insured , Zero Cpn ., 8/01/49 .........
17,505,000 7,132,034
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 B-2 , 2 , Refunding , Zero Cpn .,
6/01/60 ......................................................... 24,900,000 6,133,450
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn .,
6/01/46 ........................................................ 10,000,000 2,214,509
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 C, Zero Cpn .,
6/01/46 ........................................................ 25,000,000 4,871,165
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-1,
Refunding, 5%, 6/01/48 ............................................ 11,490,000 13,940,146
Torrance Unified School District , GO , 2009 B-1 , Zero Cpn ., 8/01/34 ..............
5,640,000 3,662,747
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/45 ........................................................ 2,280,000 2,571,471
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/50 ........................................................ 3,000,000 3,369,325
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 692,023
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1, Special Tax, 2004, 5.75%, 9/01/29 ........ 2,945,000 2,946,513
Community Facilities District No. 04-1, Special Tax, 2004, 5.8%, 9/01/35 ........ 4,475,000 4,477,837
Community Facilities District No. 04-1, Special Tax, 2005, 5.2%, 9/01/25 ........ 2,490,000 2,476,422
Community Facilities District No. 04-1, Special Tax, 2005, 5.25%, 9/01/30 ........ 4,990,000 4,917,445
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/37 .................................................... 1,000,000 1,148,229
City of Tustin Community Facilities District No. 07-1, Special Tax, 2015 A, Refunding,
5%, 9/01/37 .................................................... 2,330,000 2,621,251
City of Tustin Community Facilities District No. 14-1, Special Tax, 2015 A, 5%,
9/01/40 ........................................................ 750,000 844,502
City of Tustin Community Facilities District No. 14-1, Special Tax, 2015 A, 5%,
9/01/45 ........................................................ 1,000,000 1,120,103
University of California , Revenue , 2015 AO , Refunding , 5% , 5/15/40 .............
5,000,000 5,731,115
Val Verde Unified School District ,
Special Tax, 2015, Refunding, 5%, 9/01/29 ............................... 3,200,000 3,576,238
Special Tax, 2015, Refunding, 5%, 9/01/37 ............................... 2,000,000 2,219,484
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............
2,390,000 2,400,414
Victor Elementary School District ,
GO, 2015 B, 5%, 8/01/42 ............................................ 5,455,000 6,156,657
Community Facilities District No. 2005-1, Special Tax, 2018, Refunding, BAM
Insured, 5%, 9/01/46 .............................................. 1,385,000 1,607,114
Victor Valley Community College District , GO , 2008 C , Zero Cpn ., 6/01/49 .........
11,940,000 5,660,173
Washington Township Health Care District ,
Revenue, 2017 B, Refunding, 4%, 7/01/35 ............................... 2,000,000 2,237,681

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Washington Township Health Care District, (continued)
Revenue, 2017 B, Refunding, 4%, 7/01/36 ............................... $ 1,900,000 $ 2,122,869
Westside Union School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/46 ........ 360,000 406,890
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ 500,000 564,571
Woodland Finance Authority ,
Revenue, 2011, 6%, 3/01/36 ......................................... 1,000,000 1,004,803
Revenue, 2011, 6%, 3/01/41 ......................................... 1,500,000 1,506,756
2,992,814,911
Wisconsin 0.3%
a
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 8,600,000 8,600,000
U.S. Territories 6.5%
Guam 0.9%
Guam Government Waterworks Authority ,
Revenue, 2014 A, Refunding, 5%, 7/01/35 ............................... 1,000,000 1,082,300
Revenue, 2016, 5%, 7/01/36 ......................................... 3,550,000 4,033,506
Revenue, 2016, 5%, 1/01/46 ......................................... 5,250,000 5,917,247
Revenue, 2017, Refunding, 5%, 7/01/36 ................................. 3,455,000 4,013,110
Revenue, 2017, Refunding, 5%, 7/01/37 ................................. 3,000,000 3,482,824
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/40 ..............
4,750,000 5,455,171
Territory of Guam ,
Revenue, 2021 F, Refunding, 4%, 1/01/36 ............................... 1,250,000 1,446,269
Revenue, 2021 F, Refunding, 4%, 1/01/42 ............................... 2,125,000 2,404,371
Hotel Occupancy Tax, Revenue, 2021 A, Refunding, 5%, 11/01/35 ............. 1,500,000 1,904,898
Hotel Occupancy Tax, Revenue, 2021 A, Refunding, 5%, 11/01/40 ............. 1,500,000 1,878,973
31,618,669
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
4,405,000 4,394,517
Puerto Rico 5.5%
d
Commonwealth of Puerto Rico , GO , A-PSA , Refunding , 8% , 7/01/35 ............. 19,815,000 17,387,662
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
21,642,599 20,398,150
d
Puerto Rico Electric Power Authority ,
Revenue, 2012 A RSA-1 2012 A, 5%, 7/01/29 ............................. 10,000,000 9,850,000
Revenue, 2012 A RSA-1 2013 A, 7%, 7/01/33 ............................. 25,000,000 25,187,500
Revenue, 2013 A RSA-1, 6.75%, 7/01/36 ................................ 11,735,000 11,823,012
Revenue, 2013 A RSA-1, 7%, 7/01/43 .................................. 5,000,000 5,037,500
Revenue, A-4-RSA-1 2016 A-4, 10%, 7/01/19 ............................. 1,601,766 1,629,797
Revenue, B-2-RSA-1 2016 B-4, 10%, 7/01/19 ............................ 1,601,765 1,629,796
Revenue, E-1-RSA-1, 10%, 1/01/21 .................................... 1,768,493 1,799,442
Revenue, E-2-RSA-1, 10%, 7/01/21 .................................... 1,768,493 1,799,442
Revenue, E-3-RSA-1, 10%, 1/01/22 .................................... 600,000 624,750
Revenue, E-4-RSA-1, 10%, 7/01/22 .................................... 600,000 624,750
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AMBAC Insured, 5.25%, 7/01/30 ............... 245,000 251,002
Revenue, 2007 N, Refunding, AMBAC Insured, 5.25%, 7/01/31 ............... 1,170,000 1,197,773
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 330,000 356,226
Revenue, L, Refunding, AMBAC Insured, 5.25%, 7/01/38 .................... 5,030,000 5,164,144
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,300,000 3,598,323

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... $ 4,500,000 $ 4,657,500
Puerto Rico Infrastructure Financing Authority , Special Tax , 2005 C , Refunding , AMBAC
Insured , 5.5% , 7/01/27 .............................................. 12,750,000 13,286,957
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 100,000 113,594
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 8,695,000 9,854,210
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 11,850,000 13,604,479
Sales Tax, Revenue, A-1, Zero Cpn ., 7/01/46 ............................. 35,520,000 11,878,009
Sales Tax, Revenue, A-1, Zero Cpn ., 7/01/51 ............................. 20,445,000 4,948,563
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 11,313,000 12,698,928
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 7,495,000 8,509,580
187,911,089
Total U.S. Territories .................................................................... 223,924,275
Total Municipal Bonds (Cost $2,834,853,893) ...................................
3,225,339,186
Total Long Term Investments (Cost $2,841,443,893) .............................
3,231,929,186
a
a a a a
Short Term Investments 4.8%
Municipal Bonds 4.8%
California 4.8%
h
Metropolitan Water District of Southern California , Revenue , 2018 A-1 , Refunding , SPA
TD Bank NA , Daily VRDN and Put , 0.02% , 7/01/37 ......................... 16,500,000 16,500,000
h
Regents of the University of California , Medical Center , Revenue , 2007 B-1 , Refunding ,
Daily VRDN and Put , 0.02% , 5/15/32 ................................... 4,100,000 4,100,000
h
Santa Clara Valley Transportation Authority ,
2000 Measure A Sales Tax, Revenue, 2008 A, Refunding, LOC TD Bank NA, Daily
VRDN and Put, 0.06%, 4/01/36 ...................................... 32,100,000 32,100,000
2000 Measure A Sales Tax, Revenue, 2008 D, Refunding, SPA TD Bank NA, Daily
VRDN and Put, 0.02%, 4/01/36 ...................................... 5,000,000 5,000,000
h
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 0.02% , 7/01/36 ........................... 15,000,000 15,000,000
h
State of California , GO , 2004 A-3 , LOC State Street Bank & Trust Co. , Daily VRDN and
Put , 0.02% , 5/01/34 ................................................ 8,800,000 8,800,000
h
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 0.01%, 5/15/48 .................. 16,300,000 16,300,000
Revenue, 2013 AL-2, Refunding, Daily VRDN and Put, 0.02%, 5/15/48 .......... 27,000,000 27,000,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.02%, 5/15/48 .......... 20,350,000 20,350,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.01%, 5/15/48 .......... 18,150,000 18,150,000
163,300,000
Total Municipal Bonds (Cost $163,300,000) .....................................
163,300,000
Total Short Term Investments (Cost $163,300,000 ) ...............................
163,300,000
a
Total Investments (Cost $3,004,743,893) 98.9% ..................................
$3,395,229,186
Other Assets, less Liabilities 1.1% .............................................
38,899,394
Net Assets 100.0% ...........................................................
$3,434,128,580

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 46 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $577,474,615, representing 16.8% of net assets.
b
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
c
The maturity date shown represents the mandatory put date.
d
See Note 7 regarding credit risk and defaulted securities.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
f
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
g
The coupon rate shown represents the rate at period end.
h
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Financial Statements
Statements of Assets and Liabilities (unaudited)
November 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California High
Yield Municipal
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,004,743,893
Value - Unaffiliated issuers .................................................................. $3,395,229,186
Cash .................................................................................... 1,164,334
Receivables:
Investment securities sold ................................................................... 22,964,257
Capital shares sold ........................................................................ 4,433,160
Interest ................................................................................. 34,313,564
Total assets .......................................................................... 3,458,104,501
Liabilities:
Payables:
Investment securities purchased .............................................................. 16,013,278
Capital shares redeemed ................................................................... 4,549,150
Management fees ......................................................................... 1,278,673
Distribution fees .......................................................................... 353,787
Transfer agent fees ........................................................................ 322,788
Trustees' fees and expenses ................................................................. 30,185
Distributions to shareholders ................................................................. 1,423,640
Accrued expenses and other liabilities ........................................................... 4,420
Total liabilities ......................................................................... 23,975,921
Net assets, at value ................................................................. $3,434,128,580
Net assets consist of:
Paid-in capital ............................................................................. $3,150,916,260
Total distributable earnings (losses) ............................................................. 283,212,320
Net assets, at value ................................................................. $3,434,128,580

Franklin Municipal Securities Trust
Financial Statements
Statements of Assets and Liabilities (unaudited)
(continued)
November 30, 2021
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California High
Yield Municipal
Fund
Class A:
Net assets, at value ....................................................................... $728,741,474
Shares outstanding ........................................................................ 63,584,806
Net asset value per share
a
.................................................................. $11.46
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $11.91
Class A1:
Net assets, at value ....................................................................... $1,237,522,147
Shares outstanding ........................................................................ 108,188,349
Net asset value per share
a
.................................................................. $11.44
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $11.89
Class C:
Net assets, at value ....................................................................... $195,959,333
Shares outstanding ........................................................................ 16,998,920
Net asset value and maximum offering price per share
a
............................................. $11.53
Class R6:
Net assets, at value ....................................................................... $61,363,645
Shares outstanding ........................................................................ 5,346,618
Net asset value and maximum offering price per share ............................................. $11.48
Advisor Class:
Net assets, at value ....................................................................... $1,210,541,981
Shares outstanding ........................................................................ 105,587,713
Net asset value and maximum offering price per share ............................................. $11.46
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Municipal Securities Trust
Financial Statements
Statements of Operations
for the period ended November 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California High
Yield Municipal
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $62,116,060
Expenses:
Management fees (Note 3 a ) ................................................................... 7,700,417
Distribution fees: (Note 3c )
    Class A ................................................................................ 852,663
    Class A1 ............................................................................... 625,791
    Class C ................................................................................ 680,899
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 217,485
    Class A1 ............................................................................... 399,400
    Class C ................................................................................ 66,907
    Class R6 ............................................................................... 10,216
    Advisor Class ............................................................................ 372,633
Custodian fees (Note 4 ) ...................................................................... 11,408
Reports to shareholders fees .................................................................. 35,508
Registration and filing fees .................................................................... 57,787
Professional fees ........................................................................... 69,506
Trustees' fees and expenses .................................................................. 44,849
Other .................................................................................... 175,921
Total expenses ......................................................................... 11,321,390
Expense reductions (Note 4 ) ............................................................... (2,152)
Expenses waived/paid by affiliates (Note 3 and 3 f ) ............................................... (1,928)
Net expenses ......................................................................... 11,317,310
Net investment income ................................................................ 50,798,750
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (2,346,275)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (10,574,394)
Net realized and unrealized gain (loss) ............................................................ (12,920,669)
Net increase (decrease) in net assets resulting from operations .......................................... $37,878,081

Franklin Municipal Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin California High Yield Municipal Fund
Six Months Ended
November 30, 2021
(unaudited)
Year Ended
May 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $50,798,750 $98,385,111
Net realized gain (loss) ................................................. (2,346,275) 4,488,516
Net change in unrealized appreciation (depreciation) ........................... (10,574,394) 180,246,844
Net increase (decrease) in net assets resulting from operations ................ 37,878,081 283,120,471
Distributions to shareholders:
Class A ............................................................. (9,432,889) (16,106,026)
Class A1 ............................................................ (18,302,436) (40,737,185)
Class C ............................................................. (2,462,720) (6,218,059)
Class R6 ............................................................ (840,382) (1,074,605)
Advisor Class ........................................................ (17,617,493) (33,172,717)
Total distributions to shareholders .......................................... (48,655,920) (97,308,592)
Capital share transactions: (Note 2 )
Class A ............................................................. 112,259,594 162,703,393
Class A1 ............................................................ (13,565,691) (106,323,113)
Class C ............................................................. (27,266,141) (44,827,945)
Class R6 ............................................................ 16,387,961 16,640,109
Advisor Class ........................................................ 101,277,167 150,016,195
Total capital share transactions ............................................ 189,092,890 178,208,639
Net increase (decrease) in net assets ................................... 178,315,051 364,020,518
Net assets:
Beginning of period ..................................................... 3,255,813,529 2,891,793,011
End of period .......................................................... $3,434,128,580 $3,255,813,529

Franklin Municipal Securities Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Municipal Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund , Franklin California High Yield Municipal Fund
(Fund), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Fund offers five classes of shares: Class
A, Class A1, Class C, Class R6 and Advisor Class . Effective
August 2, 2021, Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Prior to August 2, 2021, Class C shares
converted to class A shares after a 10-year holding period.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
As approved by the Trust’s Board of Trustees (the Board)
at a meeting held on December 9, 2021, the Fund’s fiscal
year-end will be changed to February 28 effective February
28, 2022. This will result in the Fund having a fiscal year
that is shorter than a full calendar year for the period ended
February 28, 2022.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board,
the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation
Committee (VC). The Fund may utilize independent pricing
services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
The Fund purchases securities on a when-issued or delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Fund will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of November 30, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At November 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund is also officers and/or directors of the following subsidiaries:
Six Months Ended
November 30, 2021
Year Ended
May 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 13,443,543 $154,903,902 21,760,785 $244,893,970
Shares issued in reinvestment of distributions .......... 708,896 8,142,981 1,202,763 13,544,506
Shares redeemed ............................... (4,414,412) (50,787,289) (507,539) (95,735,083)
Net increase (decrease) .......................... 9,738,027 $112,259,594 14,456,009 $162,703,393
Class A1 Shares:
Shares sold ................................... 2,997,201 $34,458,115 9,548,284 $107,177,683
Shares issued in reinvestment of distributions .......... 1,375,966 15,781,369 3,056,285 34,312,254
Shares redeemed ............................... (5,549,939) (63,805,175) (14,706,484) (247,813,050)
Net increase (decrease) .......................... (1,176,772) $(13,565,691) (9,478,936) $(106,323,113)
Class C Shares:
Shares sold ................................... 1,272,962 $14,759,554 2,578,272 $29,197,094
Shares issued in reinvestment of distributions .......... 203,509 2,353,329 496,008 5,610,813
Shares redeemed
a
.............................. (3,821,830) (44,379,024) (7,055,461) (79,635,852)
Net increase (decrease) .......................... (2,345,359) $(27,266,141) (3,981,181) $(44,827,945)
Class R6 Shares:
Shares sold ................................... 1,768,756 $20,423,930 2,372,612 $26,871,853
Shares issued in reinvestment of distributions .......... 51,721 595,002 81,476 918,581
Shares redeemed ............................... (401,854) (4,630,971) (996,498) (11,150,325)
Net increase (decrease) .......................... 1,418,623 $16,387,961 1,457,590 $16,640,109
Advisor Class Shares:
Shares sold ................................... 15,136,304 $174,358,189 31,248,775 $352,380,497
Shares issued in reinvestment of distributions .......... 1,221,160 14,035,423 2,232,963 25,149,727
Shares redeemed ............................... (7,585,346) (87,116,445) (20,224,098) (227,514,029)
Net increase (decrease) .......................... 8,772,118 $101,277,167 13,257,640 $150,016,195
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended November 30, 2021, the annualized gross effective investment management fee rate was 0.458% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on each of the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the
Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for the Fund.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Distributors has agreed to limit the current rate to 0.10% per year for Class A1.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Reimbursement Plans:
Class A .................................................................................. 0.25%
Class A1 ................................................................................. 0.15%
Compensation Plans:
Class C .................................................................................. 0.65%
3. Transactions with Affiliates
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended November 30, 2021, the Fund paid transfer agent fees of $1,066,641, of which $442,537 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2022. Investor Services may discontinue this waiver in the future.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended November 30, 2021, these purchases and sales transactions aggregated $40,905,000 and $41,000,000 respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2021 the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At May 31, 2021, the capital loss carryforwards were as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $21,900
CDSC retained .............................................................................. $34,020
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $86,832,162
Long term ................................................................................ 19,114,020
Total capital loss carryforwards ............................................................... $105,946,182
3. Transactions with Affiliates
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At November 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2021, aggregated
$261,343,851 and $201,719,629, respectively.
7. Credit Risk and Defaulted Securities
At November 30, 2021, the Fund had 33.4% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings
Organizations and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November
30, 2021, the aggregate value of these securities was $94,193,651, representing 2.7% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Concentration of Risk
The Fund invests a large percentage of their total assets in obligations of issuers within their respective state and U.S.
territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Cost of investments .......................................................................... $3,011,250,958
Unrealized appreciation ........................................................................ $411,204,979
Unrealized depreciation ........................................................................ (27,226,751)
Net unrealized appreciation (depreciation) .......................................................... $383,978,228
5. Income Taxes
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended November 30, 2021, the
Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Corporate Bonds :
Commercial Services & Supplies ........... $ — $ 5,220,000 $ 1,370,000 $ 6,590,000
Municipal Bonds ......................... — 3,225,339,186 — 3,225,339,186
Short Term Investments ................... — 163,300,000 — 163,300,000
Total Investments in Securities ........... $— $3,393,859,186 $1,370,000 $3,395,229,186

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
12. New Accounting Pronouncements
(continued)

Franklin Municipal Securities Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

MUN S 01/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin California High Yield Municipal Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.
N/A

Item 5.  Audit Committee of Listed Registrants.      N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MUNICIPAL SECURITIES TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date January 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date January 26, 2022

By S\Christopher Kings________________________
     Christopher Kings
     Chief Financial Officer, Chief Accounting Officer and Treasurer
Date January 26, 2022